Income Taxes - Effective Tax Rates Differ from Statutory Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 2,568	$ 2,483
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(781)	(630)
Low income housing tax credit	(280)
Cash surrender value of BOLI	(189)	(213)
Other	55	85
Income tax expense	$ 1,373	$ 1,725